EQUITY METHOD INVESTMENTS (Details Narrative)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Gain on extinguishment of debt	$ 0	$ 706		$ 0		$ 1,911,476		$ 1,910,967		$ 1,004,124
Cosmo Farmacy LP [Member]
Initial share capital | €			€ 150,000				€ 150,000
Initial share capital increased | €			500,000				500,000
Pharmacy license value | €			€ 350,000				€ 350,000
Maturity period of license			30 years	30 years	30 years		30 years	30 years	30 years
Ownership equity	70.00%			70.00%				70.00%
Cash contributed to limited partner | €			€ 150,000				€ 150,000
Equity ownership remaining	30.00%			30.00%				30.00%
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member]
Upfront cash received					$ 2,000,000				$ 2,000,000
Fair value of settlement account				$ 1,554,590				$ 1,554,590
Gain on extinguishment of debt				$ 1,554,590				$ 1,554,590
Agreement term			five (5) years	five (5) years	five (5) years		five years	five years	five years
Cash received upon gross sales					$ 2,750,000				$ 2,750,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales One [Member]
Cash received upon gross sales					2,750,000				2,750,000
Gross sales					13,000,000				13,000,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales [Member]
Cash received upon gross sales					2,750,000				2,750,000
Gross sales					$ 6,500,000
Marathon Global Inc [Member] | Distribution and Equity Acquisition Agreement [Member] | Gross Sales [Member]
Gross sales									$ 6,500,000
Share Exchange Agreement [Member] | ICC [Member]
Investement	$ 167,175			$ 167,175				$ 165,930		$ 160,470